Quantitative Group of Funds
                    55 Old Bedford Road
                     Lincoln, MA 01773


May 1, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Quantitative Group of Funds (Reg. No. 02-84904) (8113790) (the "Fund")

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, a supplement dated May 1, 2000 to the Statement of Additional Information of the Fund dated August
1, 1999.

Any comments or questions concerning this filing should be directed to me at 1-800-331-
1244.


Very truly yours,


Frederick S. Marius
Executive
Vice
President


cc:  Mark P. Goshko, Esq.